Employee Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2021
Postemployment Benefits [Abstract]
Summary of Defined Contribution Plan

	Year ended December 31,
In Thousands	2021	2020	2019
Employee benefit plan expenses	$274	$309	$228